Fair Value (Losses (Gains) Recorded As A Result Of Nonrecurring Changes In Fair Value) (Detail) (Fair Value, Measurements, Nonrecurring [Member], JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 34,919	¥ 87,476
Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	2,625	1,706
Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	28,141	68,782
Loans [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	70	1,029
Loans [Member] | Collateral Dependent Loans [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	28,071	67,753
Premises And Equipment [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	1,032	3,189
Intangible Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	133	235
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	2,988	13,564
Other Assets [Member] | Investments in Equity Method Investees [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	2,377	12,208
Other Assets [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Line Items]
Losses (Gains) on change in fair value	¥ 611	¥ 1,356